OTHER EXPENSE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER EXPENSE [Abstract]
Interest expense to related party (see Note 9)	$ (1,570)	$ (1,109)	$ (763)
Interest income (expense) related to uncertain tax positions (see Note 13)	(124)	721	(602)
Interest expense and other bank charges	(878)	(792)	(655)
Amortization of deferred financing costs	(325)	(202)
Interest income	26	4	10
Foreign currency gain (loss)	(321)	616	(330)
Dividend from NAS (see Note 4)			153
Other income (expense)	79	67	(33)
Total other expense, net	$ (3,113)	$ (695)	$ (2,220)